SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Revenue recognition
Prior contract liability and deferred revenue recognized this year	¥ 5,424,200,000
Remaining performance obligation, amount	6,100,000,000	¥ 6,300,000,000
Contract liabilities under ASC 606:
Contract liabilities	4,360,595,000	4,402,916,000
Impairment losses of capitalized costs of obtaining contracts with customers	0	0
Deferred revenue under ASC 842:
Total	5,690,293,000	6,051,867,000	$ 813,701
Existing home transaction services
Contract liabilities under ASC 606:
Contract liabilities	275,811,000	369,839,000
New home transaction services
Contract liabilities under ASC 606:
Contract liabilities	704,799,000	966,810,000
Home renovation and furnishing
Contract liabilities under ASC 606:
Contract liabilities	2,143,164,000	2,973,192,000
Beihaojia Business
Contract liabilities under ASC 606:
Contract liabilities	832,065,000	0
Home rental services
Contract liabilities under ASC 606:
Contract liabilities	282,872,000	0
Deferred revenue under ASC 842:
Deferred revenue	1,329,698,000	1,648,951,000
Emerging and other services
Contract liabilities under ASC 606:
Contract liabilities	¥ 121,884,000	¥ 93,075,000